AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS

December 31, 2023

(unaudited)

Amount	General Obligation Bonds (5.9%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City and County (2.4%)
	Clark County, Nevada, Refunding
$1,000,000	4.000%, 06/01/37 Series 2019	Aa1/AA+/NR	$1,037,570
200,000	3.000%, 06/01/38 Series 2019	Aa1/AA+/NR	179,768

	Port Arthur, Texas Combination Tax & Revenue Certificates of Obligation
1,000,000	5.000%, 02/15/24 Series 2023 BAMI Insured	NR/AA/NR	1,001,990
1,000,000	5.000%, 02/15/41 Series 2023 BAMI Insured	NR/AA/NR	1,110,640

	Port of Olympia, Washington Limited Tax
1,385,000	5.000%, 12/01/31 AMT Series B	Aa2/NR/NR	1,498,445

	Port of Vancouver, Washington Limited Tax
555,000	5.000%, 12/01/33 AMT Series 2022A	Aa2/NR/NR	624,997

	Reno, Nevada Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/AA-/NR	1,001,400

	West University Place City, Texas Certificates of Obligation
535,000	5.000%, 02/01/26 Series 2022	NR/AAA/NR	560,375
	Total City and County		7,015,185

	Healthcare (0.4%)
	King County, Washington Public Hospital District No. 001, Refunding, Valley Medical Center
1,000,000	5.000%, 12/01/28	A2/NR/NR	1,103,030

	Public Schools (2.1%)
	Clark County, Nevada School District Limited Tax
1,500,000	3.000%, 06/15/37 Series B AGMC Insured	A1/AA/NR	1,400,775
1,645,000	5.000%, 06/15/28 Series D	A1/AA-/NR	1,714,781

	Logan City, Utah School District (School Board Guaranty Program)
1,385,000	4.000%, 06/15/30 Series 2014	Aaa/NR/NR	1,390,194

	Port Arthur, Texas Independent School District Unlimited Tax
1,000,000	4.000%, 02/15/35 Series 2021 AGMC Insured	NR/AA/A+	1,042,020

	Weatherford, Texas Independent School District Unlimited Tax Refunding
530,000	zero coupon, 02/15/28 Series 2019 PSF Guaranteed	Aaa/NR/NR	470,900
	Total Public Schools		6,018,670

	State (1.0%)
	Utah State
2,750,000	5.000%, 07/01/25 Series 2020B	Aaa/AAA/AAA	2,847,350
	Total General Obligation Bonds		16,984,235

Amount	Revenue Bonds (90.1%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Airport (7.6%)
	Broward County, Florida Port Facilities
$1,000,000	4.000%, 09/01/38 AMT Series B	A1/A/NR	$1,015,310

	Clark County, Nevada Airport System Junior Subordinate Lien
745,000	5.000%, 07/01/26 AMT Series 2021 B	A1/NR/AA-	775,351

	Hillsborough County, Florida Aviation Authority Airport, Tampa International Airport
1,500,000	5.000%, 10/01/28 AMT Series 2022A	Aa3/NR/AA-	1,630,905

	Metropolitan Washington District of Columbia Airport Authority System, Revenue Refunding
1,000,000	5.000%, 10/01/38 AMT Series 2019A	Aa3/AA-/AA-	1,068,770

	Miami-Dade County, Florida Aviation Revenue Refunding
1,000,000	5.000%, 10/01/34 AMT Series 2014A	A1/A/A+	1,004,290

	Miami-Dade County, Florida Seaport Revenue Refunding
1,000,000	5.000%, 10/01/30 AMT Series 2022A	A3/NR/A	1,109,510

	Salt Lake City, Utah Airport Revenue, Salt Lake City International Airport
1,000,000	5.000%, 07/01/26 AMT Series A	A2/A+/NR	1,040,990
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	1,060,810
1,000,000	5.000%, 07/01/28 AMT Series A	A2/A+/NR	1,077,230
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A+/NR	1,077,780
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A+/NR	1,091,550
3,100,000	5.000%, 07/01/30 AMT Series A	A2/A+/NR	3,278,963
1,470,000	5.000%, 07/01/47 AMT Series A	A2/A+/NR	1,498,768
175,000	5.000%, 07/01/25 AMT Series 2023A	A2/A+/NR	178,918
500,000	5.000%, 07/01/35 AMT Series 2023A	A2/A+/NR	570,085
250,000	5.250%, 07/01/38 AMT Series 2023A	A2/A+/NR	282,270
895,000	5.000%, 07/01/30 Series B	A2/A+/NR	961,678
850,000	5.000%, 07/01/31 Series B	A2/A+/NR	912,934
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	548,085
1,525,000	5.000%, 07/01/37 Series B	A2/A+/NR	1,620,252
	Total Airport		21,804,449

	Charter Schools (11.8%)
	Utah State Charter School Finance Authority Entheos Academy
1,375,000	4.000%, 10/15/30 Series 2020A	Aa2/NR/NR	1,415,081

	Utah State Charter School Finance Authority George Washington Academy
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,506,315

	Utah State Charter School Finance Authority Good Foundations Academy
120,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	119,772
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,655,430
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,280,033

	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,333,462

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Charter Schools (continued)
	Utah State Charter School Finance Authority Legacy Preparatory Academy
$300,000	4.000%, 04/15/24	NR/AA/NR	$300,519
1,710,000	5.000%, 04/15/29	NR/AA/NR	1,735,667
1,000,000	4.000%, 04/15/32 Series 2022	NR/AA/NR	1,037,330
1,000,000	4.000%, 04/15/37 Series 2022	NR/AA/NR	1,021,800

	Utah State Charter School Finance Authority Monticello Academy
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,004,980

	Utah State Charter School Finance Authority Ogden Preparatory Academy
260,000	4.000%, 10/15/24	NR/AA/NR	260,078

	Utah State Charter School Finance Authority Providence Hall
1,000,000	4.000%, 10/15/46 Series 2021A	Aa2/NR/NR	952,050

	Utah State Charter School Finance Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	515,390

	Utah State Charter School Finance Authority Salt Lake Arts Academy
1,000,000	3.000%, 04/15/40 Series 2020A	NR/AA/NR	831,420

	Utah State Charter School Finance Authority Spectrum Academy
625,000	4.000%, 04/15/33 Series 2020	Aa2/NR/NR	644,825
655,000	4.000%, 04/15/34 Series 2020	Aa2/NR/NR	672,803

	Utah State Charter School Finance Authority Utah Charter Academies
500,000	5.000%, 10/15/25 Series 2018	NR/AA/NR	514,200

	Utah State Charter School Finance Authority Venture Academy
145,000	4.000%, 10/15/24	NR/AA/NR	145,800
855,000	5.000%, 10/15/29	NR/AA/NR	867,021
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,109,136
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,105,063

	Utah State Charter School Finance Authority Vista School
1,080,000	4.000%, 10/15/35	Aa2/NR/NR	1,101,470

	Utah State Charter School Finance Authority Voyage Academy
670,000	5.000%, 03/15/27 144A	NR/NR/NR*	670,013
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,440,098
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,687,242

	Utah State Charter School Finance Authority Promontory School of Expeditionary Learning
1,550,000	3.600%, 10/15/33	Aa2/NR/NR	1,557,223

	Utah State Charter School Finance Authority Wasatch Peak Academy
740,000	5.000%, 10/15/29 Series 2013A	NR/AA/NR	740,659
700,000	5.000%, 10/15/36 Series 2013A	NR/AA/NR	700,595
	Total Charter Schools		33,925,475

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Electric (6.4%)
	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
$1,000,000	5.000%, 06/01/31	A1/AA-/NR	$1,007,170
250,000	5.250%, 06/01/37	NR/AA-/NR	289,063

	Heber Light & Power Co., Utah Electric Revenue
500,000	4.000%, 12/15/36 Series 2019 AGMC Insured	A1/AA/A+	518,360
645,000	4.000%, 12/15/38 Series 2019 AGMC Insured	A1/AA/A+	661,957
285,000	5.000%, 12/15/24 Series 2023 BAMAC Insured	A2/AA/A+	290,498
500,000	5.000%, 12/15/36 Series 2023 BAMAC Insured	A2/AA/A+	580,265

	Intermountain Power Agency, Utah Power Supply Revenue
250,000	5.000%, 07/01/30	Aa3/NR/AA-	289,698
375,000	5.000%, 07/01/33	Aa3/NR/AA-	442,736
375,000	5.000%, 07/01/35	Aa3/NR/AA-	440,933
100,000	5.000%, 07/01/36 Series 2023A	Aa3/NR/AA-	118,166
100,000	5.000%, 07/01/37 Series 2023A	Aa3/NR/AA-	117,311

	Lehi, Utah Electric Utility Revenue
520,000	5.000%, 06/01/29	NR/A+/NR	569,915
850,000	5.000%, 06/01/31	NR/A+/NR	930,614

	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,022,130

	San Antonio, Texas Electric & Gas Revenue System
1,250,000	4.000%, 02/01/33	Aa2/AA-/AA-	1,272,863

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A/NR	1,190,931

	St. George, Utah Electric Revenue
380,000	5.000%, 06/01/26 Series 2016 AGMC Insured	A1/AA/NR	400,535
1,620,000	4.000%, 06/01/32 Series 2016 AGMC Insured	A1/AA/NR	1,665,166

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
500,000	5.000%, 09/01/24 Series A	NR/A-/AA-	506,490
375,000	5.000%, 09/01/30 Series 2017B	NR/A-/AA-	408,851

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/AA-	812,291
905,000	5.000%, 03/01/32	NR/A/AA-	923,435
745,000	5.000%, 03/01/34	NR/A/AA-	759,922

	Utah State Municipal Power Agency Power Supply System Revenue
2,900,000	5.000%, 07/01/38 Series B	NR/A+/AA-	3,022,380
	Total Electric		18,241,680

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Healthcare (0.7%)
	Hale Center, Texas Educational Facilities Corporation, Wayland Baptist University
$700,000	5.000%, 03/01/29 Series 2022	NR/BBB+/NR	$743,729

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa2/A+/AA-	1,022,540

	Utah County, Hospital Revenue, IHC Health Services
300,000	3.900%, 05/15/51 Series 2016E VRDO***	Aa1/AA+/NR	300,000
	Total Healthcare		2,066,269

	Higher Education (9.6%)
	Salt Lake County, Utah Westminster College Project
1,970,000	5.000%, 10/01/25	NR/BBB-/NR	1,990,173
955,000	5.000%, 10/01/28	NR/BBB-/NR	967,109
1,845,000	5.000%, 10/01/29	NR/BBB-/NR	1,894,206
1,005,000	5.000%, 10/01/29	NR/BBB-/NR	1,017,482
1,055,000	5.000%, 10/01/30	NR/BBB-/NR	1,067,460

	South Dakota Board of Regents, Housing & Auxiliary Facilities System
500,000	5.000%, 04/01/28	Aa3/NR/NR	529,295

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,027,420

	Utah Board of Higher Education, University of Utah
2,225,000	5.250%, 08/01/48 Series 2023B	Aa1/AA+/NR	2,556,058

	Utah State Board of Regents, Dixie State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	1,845,090
660,000	5.000%, 06/01/35 Series B AGMC Insured	NR/AA/NR	705,850
690,000	5.000%, 06/01/36 Series B AGMC Insured	NR/AA/NR	734,712
1,375,000	3.000%, 06/01/36 Series 2019	NR/AA/NR	1,293,600

	Utah State Board of Regents, Student Building Fee, Salt Lake Community College
1,295,000	5.000%, 03/01/26 Series 2018	NR/AA/NR	1,326,378
1,000,000	5.000%, 03/01/27 Series 2018	NR/AA/NR	1,023,430

	Utah State Board of Regents, Student Facilities System Revenue, Weber State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	831,473
1,000,000	3.000%, 04/01/35 Series 2021 BAMAC Insured	NR/AA/NR	960,120

	Utah State Board of Regents, University of Utah
500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	543,990
480,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	494,366
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	616,740
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	507,210
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,054,010
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,577,955

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Utah State Board of Regents, Utah State University
$1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	$1,127,653
2,055,000	3.000%, 12/01/36 Series B	NR/AA/NR	1,921,261
	Total Higher Education		27,613,041

	Housing (2.6%)
	Alaska Housing Finance Corp., Collaterized Bonds, Veterans Mortgage Program
525,000	4.000%, 06/01/36	Aaa/AAA/NR	541,469

	South Dakota Housing Development Authority Homeownership Mortgage
250,000	1.000%, 05/01/26 Series 2020C	Aaa/AAA/NR	230,448
500,000	1.350%, 05/01/28 Series 2020C	Aaa/AAA/NR	456,845
500,000	1.400%, 11/01/28 Series 2020C	Aaa/AAA/NR	456,375

	Utah Housing Corporation Single Family Mortgage
570,000	4.600%, 07/01/34 Series B-1 Class I	Aaa/AAA/AAA	570,456
20,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA+/AA	20,012
2,805,000	3.850%, 01/01/31 AMT Series D Class III FHA Insured	Aa3/AA/AA	2,687,078
480,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA/AA	482,798
1,000,000	6.000%, 07/01/53 Series 2023A PAC	Aa2/NR/NR	1,092,590

	Vancouver, Washington Housing Authority, Anthem Park and Columbia House Projects
500,000	4.000%, 06/01/35 Series 2020	NR/AA-/NR	513,310
500,000	3.000%, 06/01/38 Series 2020	NR/AA-/NR	436,980
	Total Housing		7,488,361

	Local Public Property (18.5%)
	Alaska State Municipal Bond Bank
540,000	5.000%, 02/01/30 AMT	NR/A+/A	574,587
565,000	5.000%, 02/01/31 AMT	NR/A+/A	599,601
590,000	5.000%, 02/01/32 AMT	NR/A+/A	625,559
90,000	5.000%, 12/01/37 AMT 2023 Series Two	A1/A+/NR	98,910

	Bluffdale, Utah Local Building Authority Lease Revenue
1,215,000	4.000%, 03/01/35	Aa2/NR/NR	1,223,153

	Downtown Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,040,150

	Eagle Mountain, Utah Special Assessment Area
125,000	5.250%, 05/01/28 Series 2013	NR/AA-/NR	125,130

	Jacksonville, Florida Special Revenue Bonds
1,000,000	5.250%, 10/01/37 Series 2022C	NR/AA/AA-	1,181,830

	Lehi, Utah Local Building Authority Lease Revenue
300,000	5.000%, 06/15/29 Series 2022	NR/AA-/AA+	335,052
500,000	5.000%, 06/15/30 Series 2022	NR/AA-/AA+	567,685
225,000	5.250%, 06/15/37 Series 2022	NR/AA-/AA+	260,552

	Manatee County, Florida Revenue Improvement & Refunding
500,000	5.250%, 10/01/34 Series 2022C	Aaa/NR/AA+	611,385

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Local Public Property (continued)
	Mesquite, Nevada New Special Improvement District
$40,000	5.500%, 08/01/25	NR/NR/NR*	$40,040

	Midvale, Utah Redevelopment Agency Tax Increment & Sales Tax Revenue Refunding
1,230,000	5.000%, 05/01/31	NR/AA+/AA	1,346,174
1,000,000	5.000%, 05/01/32	NR/AA+/NR	1,070,210

	Murray City, Utah Municipal Building Authority Lease Revenue
280,000	4.000%, 12/01/30 Series 2020	Aa2/NR/NR	303,279
480,000	4.000%, 12/01/31 Series 2020	Aa2/NR/NR	518,880
300,000	4.000%, 12/01/32 Series 2020	Aa2/NR/NR	323,319

	Ogden City, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 01/15/43 Series 2023A	A1/NR/AA	1,099,330

	Ogden City, Utah Redevelopment Agency, Sales Tax & Tax Increment Revenue
1,500,000	5.000%, 01/15/48 Series 2023	NR/AAA/AA+	1,643,685

	Old Spanish Trail/Almeda Corridors Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	4.000%, 09/01/35 BAMI Insured	NR/AA/NR	1,032,230

	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa2/AA-/AA	1,035,390

	Pennington County, South Dakota COP Limited Tax
1,000,000	5.000%, 12/01/46 Series 2022A	Aa1/NR/NR	1,083,040

	Saint George Place, Texas Redevelopment Authority Tax Increment Contract
605,000	4.000%, 09/01/30 AGMC Insured	A1/AA/NR	616,701

	Salt Lake City, Utah Local Building Authority Lease Revenue
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	642,510
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	405,772
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	435,884
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,143,155
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	468,533

	Salt Lake City, Utah Mosquito Abatement District Local Building Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa3/NR/NR	777,830
810,000	5.000%, 02/15/31	Aa3/NR/NR	858,900

	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
945,000	4.000%, 11/01/27	NR/AA+/NR	983,150
1,185,000	4.000%, 11/01/28	NR/AA+/NR	1,227,755
1,035,000	4.000%, 11/01/30	NR/AA+/NR	1,068,462

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Local Public Property (continued)
	South Salt Lake, Utah Redevelopment Agency Excise Tax & Tax Increment Revenue Refunding
$1,035,000	4.000%, 11/01/29 Series 2020	NR/AA/NR	$1,105,763
1,080,000	4.000%, 11/01/30 Series 2020	NR/AA/NR	1,158,397

	Tooele County, Utah Municipal Building Authority Lease Revenue Cross-Over
850,000	4.000%, 12/15/28	NR/AA/NR	897,388
885,000	4.000%, 12/15/29	NR/AA/NR	929,790
920,000	4.000%, 12/15/30	NR/AA/NR	964,086

	Unified Utah Fire Service Area Local Building Authority Lease Revenue
1,800,000	4.000%, 04/01/31	Aa2/NR/NR	1,935,684
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,395,379
1,875,000	4.000%, 04/01/32	Aa2/NR/NR	2,001,600

	Vineyard Redevelopment Agency, Utah Tax Increment Revenue And Refunding Bonds
750,000	5.000%, 05/01/25 Series 2021 AGMC Insured	NR/AA/NR	770,123
350,000	4.000%, 05/01/33 Series 2021 AGMC Insured	NR/AA/NR	376,173

	Wasatch County, Utah Municipal Building Authority Lease Revenue
585,000	4.000%, 12/01/29 Series 2021	NR/AA-/NR	626,506
605,000	4.000%, 12/01/30 Series 2021	NR/AA-/NR	654,114

	Washington County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 10/01/32	Aa3/NR/NR	528,890
500,000	5.000%, 10/01/37	Aa3/NR/NR	522,280

	Weber County, Utah Special Assessment Summit Mountain Area
1,495,000	5.500%, 01/15/28	NR/AA/NR	1,497,482
3,860,000	5.750%, 01/15/33	NR/AA/NR	3,866,369

	West Jordan, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,055,600
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,049,390

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	918,459
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,058,550
300,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	333,942
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	815,306

	West Valley City, Utah Redevelopment Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA/NR	1,988,298
	Total Local Public Property		52,817,392

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Public Schools (2.7%)
	Alpine, Utah Local Building Authority School District Lease Revenue
$985,000	4.000%, 03/15/28	Aa1/NR/NR	$1,031,334

	Canyons School District Utah, Local Building Authority Lease
750,000	4.000%, 06/15/34 Series 2021	Aa1/NR/NR	811,553

	Duchesne School District Utah, Municipal Building Authority Lease
750,000	5.000%, 06/01/36 Series 2022	A2/NR/NR	817,695
750,000	4.000%, 06/01/38 Series 2022	A2/NR/NR	760,133

	Grand City, Utah Local Building Authority School District Lease Revenue
1,665,000	5.000%, 12/15/34 AGMC Insured	A1/AA/NR	1,717,364

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,125,000	5.000%, 01/15/30	A1/NR/NR	1,215,394
1,315,000	5.000%, 01/15/31	A1/NR/NR	1,316,552
	Total Public Schools		7,670,025

	Sales Tax (16.3%)
	Bountiful, Utah Sales Tax Revenue
355,000	5.000%, 07/01/24 Series 2023	NR/AA+/NR	358,838
500,000	5.000%, 07/01/36 Series 2023	NR/AA+/NR	592,415
250,000	5.000%, 07/01/37 Series 2023	NR/AA+/NR	293,298
550,000	5.000%, 07/01/43 Series 2023	NR/AA+/NR	621,401

	Draper, Utah Sales Tax Revenue
765,000	4.000%, 11/15/39 Series 2022	NR/AAA/NR	800,595

	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
2,135,000	4.000%, 08/01/30 Series B	NR/AA+/NR	2,177,508
1,515,000	5.000%, 08/01/33 Series B	NR/AA+/NR	1,557,981

	Holladay, Utah Sales Tax Revenue
965,000	5.000%, 11/15/29 Series 2022	NR/AA+/NR	1,101,905

	Lehi, Utah Franchise & Sales Tax Revenue (Broadband Project)
1,000,000	4.000%, 02/01/32 Series 2021 AGMC Insured	NR/AA/NR	1,085,660
1,000,000	4.000%, 02/01/33 Series 2021 AGMC Insured	NR/AA/NR	1,082,380
500,000	4.000%, 02/01/34 Series 2021 AGMC Insured	NR/AA/NR	539,310
500,000	4.000%, 02/01/35 Series 2021 AGMC Insured	NR/AA/NR	536,390

	Lehi, Utah Sales Tax Revenue
1,220,000	4.000%, 06/01/35 Series 2019	NR/AA+/NR	1,276,096

	Lindon, Utah Sales Tax Revenue
575,000	4.000%, 07/15/31 Series 2015	NR/AA-/NR	582,142

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Sales Tax (continued)
	Mapleton City, Utah Municipal Energy Sales & Sales Tax & Telecommunications Fee
$1,085,000	3.000%, 06/15/31 Series 2021	NR/A+/NR	$1,083,405
780,000	3.000%, 06/15/33 Series 2021	NR/A+/NR	773,698
1,255,000	3.000%, 06/15/36 Series 2021	NR/A+/NR	1,221,052

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,027,910

	Ogden City, Utah Franchise Tax Revenue
1,625,000	3.000%, 01/15/31	NR/AA/NR	1,582,149

	Ogden City, Utah Sales Tax Revenue
1,550,000	5.000%, 01/15/36 Series 2023	NR/AAA/NR	1,831,558

	Providence City, Utah Franchise & Sales Tax Revenue
1,270,000	3.000%, 03/01/29 Series 2021	NR/A-/NR	1,258,595

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA+/AAA	763,103

	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA/AAA	1,025,370

	Spearfish, South Dakota Sales Tax Revenue
975,000	4.000%, 12/15/29 Series 2022	A1/NR/NR	1,029,337

	St. George, Utah Sales Tax Revenue
1,385,000	5.000%, 08/01/38 Series 2023	NR/AA+/NR	1,606,503
1,770,000	5.000%, 08/01/43 Series 2023	NR/AA+/NR	2,009,198

	Summit County, Utah Transportation Sales Tax Revenue
1,200,000	4.000%, 12/15/28 Series 2018	NR/AA/NR	1,237,644
1,450,000	4.000%, 12/15/29 Series 2018	NR/AA/NR	1,495,385

	Tooele County, Utah Sales Tax Revenue
750,000	5.000%, 09/01/41 Series 2023	NR/AA+/NR	834,338

	Utah County, Utah Transportation Sales Tax Revenue Refunding
510,000	4.000%, 12/01/35 Series 2021	NR/AA-/NR	547,347

	Utah Infrastructure Agency Telecommunications & Sales Tax, West Haven
1,200,000	5.000%, 10/15/35 Series 2022	NR/AA-/NR	1,392,540

	Utah Transit Authority Sales Tax Revenue
2,950,000	4.000%, 12/15/34 Series A	Aa2/AA+/AA	3,117,088
3,440,000	4.000%, 12/15/37 Series A	Aa2/AA+/AA	3,587,542

	Utah Transit Authority Sales Tax Revenue Subordinated
1,000,000	5.000%, 12/15/32	Aa3/AA/AA	1,100,290

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Sales Tax (continued)
	Utah Transit Authority Sales Tax Revenue Subordinated, Capital Appreciation
$3,000,000	zero coupon, 12/15/32	Aa3/AA/AA	$2,201,220

	Watertown, South Dakota Sales Tax Revenue
1,110,000	3.000%, 12/01/34 Series 2021	NR/A/NR	1,114,473
335,000	5.000%, 12/01/24 Series 2022A BAMI Insured	NR/AA/NR	340,658

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,375,000	zero coupon, 07/15/35	NR/AA+/NR	1,957,568
	Total Sales Tax		46,743,890

	State Agency (5.1%)
	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Cedar Hills Project
1,230,000	4.000%, 10/15/32 Series 2022	NR/A+/NR	1,297,478
905,000	4.000%, 10/15/37 Series 2022	NR/A+/NR	922,801
1,125,000	4.250%, 10/15/42 Series 2022	NR/A+/NR	1,146,566

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Clearfield City
315,000	5.000%, 10/15/25 Series 2020	NR/A+/NR	325,660

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Layton City
500,000	5.000%, 10/15/30 Series 2018	NR/A+/NR	548,750

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Payson City
485,000	5.000%, 10/01/29 Series 2019	NR/A+/NR	525,110
640,000	4.000%, 10/01/34 Series 2019	NR/A+/NR	657,446

	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Santa Clara Project
1,180,000	4.000%, 10/15/32 Series 2022	NR/A/NR	1,243,909
1,010,000	4.000%, 10/15/37 Series 2022	NR/A/NR	1,029,867

	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Syracuse City Project
1,000,000	4.000%, 10/15/30 Series 2021	NR/AA-/NR	1,070,280

	Utah State Building Ownership Authority Lease Revenue State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,007,100
905,000	4.000%, 05/15/29	Aa1/AA+/NR	955,200
1,775,000	3.000%, 05/15/29	Aa1/AA+/NR	1,758,901
1,000,000	3.000%, 05/15/29	Aa1/AA+/NR	991,420
940,000	4.000%, 05/15/30	Aa1/AA+/NR	989,839
	Total State Agency		14,470,327

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Transportation (0.8%)
	Port Seattle, Washington Intermediate Lien Revenue
$1,875,000	5.000%, 05/01/29 Series 2018A AMT	A1/AA-/AA-	$1,971,863

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AA+/AA	232,497
	Total Transportation		2,204,360

	Water and Sewer (8.0%)
	Brian Head, Utah Water Revenue Refunding
720,000	3.000%, 04/01/36 Series 2021 AGMC Insured	NR/AA/NR	683,309

	Central Utah Water Conservancy District Refunding
1,000,000	4.000%, 10/01/38 Series 2020D	NR/AA+/AA+	1,035,200

	Central Valley, Utah Water Reclamation Facility, Green Bond
1,215,000	3.000%, 03/01/32 Series 2021B	NR/AA/AA	1,219,362
1,255,000	3.000%, 03/01/33 Series 2021B	NR/AA/AA	1,249,917
1,090,000	3.000%, 03/01/34 Series 2021B	NR/AA/AA	1,072,495

	Central Weber, Utah Sewer Improvement District
550,000	5.000%, 03/01/36 Series 2023A	NR/AA/AAA	658,295

	Eagle Mountain, Utah Water & Sewer Revenue Refunding
420,000	4.000%, 11/15/24 Series A BAMI Insured	NR/AA/NR	424,057

	Fairview City, Utah Water & Sewer Revenue Refunding
725,000	4.000%, 06/15/46 Series 2022	NR/BBB/NR	650,144

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A1/AA/NR	507,405

	Hooper, Utah Water Improvement District Revenue Refunding
1,000,000	4.000%, 06/15/34 Series 2019	NR/AA-/NR	1,037,650
220,000	4.000%, 06/15/39 Series 2019	NR/AA-/NR	223,311

	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	4.000%, 10/01/32 Series B	NR/AA+/AA+	1,041,340

	Lakewood, Washington Water District, Pierce County
750,000	4.000%, 12/01/37 Series 2019A AMT	NR/AA/NR	763,170

	Pleasant Grove City, Utah Storm Water Revenue Refunding
510,000	4.000%, 07/15/30 Series 2020 BAMI Insured	NR/AA/NR	546,312
525,000	4.000%, 07/15/31 Series 2020 BAMI Insured	NR/AA/NR	561,939

	Randall, South Dakota Community Water District
1,030,000	5.000%, 12/01/37 Series 2023	NR/A/NR	1,154,249

	Salt Lake City, Utah Public Utilities Revenue
1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	1,044,080
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,460,564
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,039,970
500,000	4.000%, 02/01/37	Aa1/AAA/NR	532,465

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water and Sewer (continued)
	San Jacinto, Texas River Authority Woodlands Waste Disposal
$1,000,000	5.000%, 10/01/30 BAMI Insured	NR/AA/NR	$1,000,920

	Utah Water Finance Agency Revenue
1,000,000	4.000%, 03/01/34	NR/AA/AA	1,055,000
1,295,000	5.000%, 03/01/38	NR/AA/AA	1,422,208

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	917,498

	West Harris County, Texas Regional Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	842,197

	Vineyard, Utah Water & Sewer Revenue
695,000	5.250%, 05/01/48 Series 2023 BAMI Insured	NR/AA/AA	772,006
	Total Water and Sewer		22,915,063
	Total Revenue Bonds		257,960,332

	Pre-Refunded Bonds\ Escrowed to Maturity Bonds (1.7%)††
	Pre-Refunded General Obligation Bonds (0.8%)
	City and County (0.3%)
	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	Aa3/A+/NR	1,009,870

	Public Schools (0.5%)
	Leander Independent School District, Texas (Williamson & Travis Counties) Unlimited Tax School Building
2,035,000	zero coupon, 08/15/47 Series 2014 C PSF Guaranteed	NR/NR/NR*	570,166

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	733,160
	Total Public Schools		1,303,326
	Total Pre-Refunded General Obligation Bonds		2,313,196

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (0.9%)
	Charter Schools (0.3%)
	Utah State Charter School Finance Authority Legacy Preparatory Academy
140,000	4.000%, 04/15/24 ETM	NR/NR/NR*	140,420
820,000	5.000%, 04/15/29	NR/NR/NR*	833,637
	Total Charter Schools		974,057

	Sales Tax (0.6%)
	Utah Transit Authority Sales Tax Revenue
1,560,000	5.000%, 06/15/37 Series A	Aa3/AA/NR	1,610,528
	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		2,584,585
	Total Pre-Refunded\ Escrowed to Maturity Bonds		4,897,781
	Total Municipal Bonds (cost $283,222,166)		279,842,348

Shares	Short-Term Investment (1.6%)	Ratings Moody's, S&P and Fitch	Value	(a)
4,421,942	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.25%** (cost $4,421,942)	Aaa-mf/AAAm/NR	$4,421,942

	Total Investments (cost $287,644,108-note b)	99.3%	284,264,290
	Other assets less liabilities	0.7	1,897,707
	Net Assets	100.0%	$286,161,997

	Portfolio Distribution By Quality Rating	Percent of Investments †
	Aaa of Moody's or AAA of S&P or Fitch	7.1%
	Pre-refunded bonds\ ETM bonds††	1.7
	Aa of Moody's or AA of S&P or Fitch	67.3
	A of Moody's or S&P or Fitch	16.3
	BBB of S&P	3.0
	Not Rated*	4.6
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
FHA - Federal Housing Administration
IHC - Intermountain Health Care
NR - Not Rated
PAC - Planned Amortization Class
PSF- Permanent School Fund
VRDO – Variable Rate Demand Obligation

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
***	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.
Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $12,852,588 or 4.5% of net assets.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2023, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $287,644,108 amounted to $3,379,818, which consisted of aggregate gross unrealized appreciation of $2,299,602 and aggregate gross unrealized depreciation of $5,679,420.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2023:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$4,421,942
Level 2 – Other Significant Observable Inputs - Municipal Bonds	279,842,348
Level 3 – Significant Unobservable Inputs	—
Total	$284,264,290

+ See schedule of investments for a detailed listing of securities.